Shareholder Report, Line Graph (Details) - USD ($)				2 Months Ended		3 Months Ended	5 Months Ended		6 Months Ended	8 Months Ended		9 Months Ended	11 Months Ended		12 Months Ended		14 Months Ended		15 Months Ended	17 Months Ended		18 Months Ended	20 Months Ended		21 Months Ended	23 Months Ended		24 Months Ended	26 Months Ended		27 Months Ended	29 Months Ended		30 Months Ended	32 Months Ended		33 Months Ended	35 Months Ended		36 Months Ended	38 Months Ended		39 Months Ended	41 Months Ended		42 Months Ended	44 Months Ended		45 Months Ended	47 Months Ended		48 Months Ended	50 Months Ended		51 Months Ended	53 Months Ended		54 Months Ended	56 Months Ended		57 Months Ended	59 Months Ended		60 Months Ended	62 Months Ended		63 Months Ended	65 Months Ended		66 Months Ended	68 Months Ended		69 Months Ended	71 Months Ended		72 Months Ended	74 Months Ended		75 Months Ended	77 Months Ended		78 Months Ended	80 Months Ended		81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Aug. 02, 2019	Aug. 01, 2019	Mar. 31, 2016	Sep. 30, 2019	Sep. 30, 2019	Jun. 30, 2016	Dec. 31, 2019	Dec. 31, 2019	Sep. 30, 2016	Mar. 31, 2020	Mar. 31, 2020	Dec. 31, 2016	Jun. 30, 2020	Jun. 30, 2020	Mar. 31, 2026	Mar. 31, 2017	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2017	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2017	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2017	Jun. 30, 2021	Jun. 30, 2021	Mar. 31, 2018	Sep. 30, 2021	Sep. 30, 2021	Jun. 30, 2018	Dec. 31, 2021	Dec. 31, 2021	Sep. 30, 2018	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2018	Jun. 30, 2022	Jun. 30, 2022	Mar. 31, 2019	Sep. 30, 2022	Sep. 30, 2022	Jun. 30, 2019	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2019	Mar. 31, 2023	Mar. 31, 2023	Dec. 31, 2019	Jun. 30, 2023	Jun. 30, 2023	Mar. 31, 2020	Sep. 30, 2023	Sep. 30, 2023	Jun. 30, 2020	Dec. 31, 2023	Dec. 31, 2023	Sep. 30, 2020	Mar. 31, 2024	Mar. 31, 2024	Dec. 31, 2020	Jun. 30, 2024	Jun. 30, 2024	Mar. 31, 2021	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2021	Dec. 31, 2024	Dec. 31, 2024	Sep. 30, 2021	Mar. 31, 2025	Mar. 31, 2025	Dec. 31, 2021	Jun. 30, 2025	Jun. 30, 2025	Mar. 31, 2022	Sep. 30, 2025	Sep. 30, 2025	Jun. 30, 2022	Dec. 31, 2025	Dec. 31, 2025	Sep. 30, 2022	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026
C000063510
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional
Accumulated Value			$ 10,000			$ 10,114			$ 10,263			$ 10,308				$ 10,771			$ 11,027			$ 11,283			$ 11,746			$ 11,682			$ 11,975			$ 12,506			$ 11,499			$ 12,525			$ 12,953			$ 13,260			$ 13,994			$ 12,335			$ 13,955			$ 14,667			$ 15,763			$ 16,217			$ 17,213			$ 17,166			$ 18,339			$ 17,296			$ 15,529			$ 14,807			$ 15,579	$ 16,495	$ 17,468	$ 16,925	$ 18,314	$ 19,493	$ 20,147	$ 20,922	$ 20,878	$ 20,400	$ 21,620	$ 22,773	$ 23,025	$ 22,443
C000091256
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional Plus
Accumulated Value			10,000			10,121			10,271			10,322				10,790			11,048			11,315			11,790			11,725			12,022			12,560			11,553			12,595			13,030			13,350			14,097			12,427			14,070			14,789			15,907			16,373			17,385			17,340			18,535			17,485			15,712			14,991			15,774	16,707	17,698	17,160	18,582	19,781	20,456	21,250	21,206	20,727	21,981	23,169	23,432	22,857
C000063509
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional
Accumulated Value			10,000			10,212			10,280			9,992				10,089			10,257			10,327			10,377			10,252			10,232			10,232			10,379			10,694			11,010			11,252			11,228			11,471			11,846			11,948			12,020			11,625			11,855			11,861			11,838			11,169			10,639			10,161			10,281	10,632	10,534	10,224	10,894	10,855	10,879	11,447	11,096	11,404	11,543	11,773	11,882	11,885
C000091255
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional Plus
Accumulated Value			10,000			10,207			10,290			10,005				10,107			10,280			10,356			10,412			10,289			10,274			10,279			10,420			10,752			11,075			11,323			11,305			11,555			11,938			12,046			12,124			11,731			11,970			11,983			11,953			11,285			10,753			10,274			10,399	10,757	10,660	10,350	11,034	10,999	11,027	11,606	11,254	11,557	11,702	11,939	12,067	12,063
C000164428
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional Plus
Accumulated Value			10,000			10,141			10,121			9,847				9,957			10,100			10,152			10,173			10,087			10,140			10,130			10,304			10,530			10,693			10,806			10,870			10,921			11,171			11,261			11,362			11,258			11,336			11,312			11,347			10,789			10,578			10,237			10,637	10,886	10,786	10,401	11,105	11,043	10,971	11,301	11,156	11,185	11,304	11,578	11,743	11,707
C000063508
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional
Accumulated Value			10,000			10,080			10,130			10,075				10,148			10,231			10,280			10,275			10,242			10,259			10,300			10,378			10,537			10,684			10,764			10,810			10,810			11,112			11,179			11,239			11,183			11,218			11,225			11,159			10,869			10,724			10,571			10,664	10,855	10,836	10,921	11,255	11,339	11,456	11,789	11,798	11,997	12,161	12,315	12,451	12,472
C000091254
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional Plus
Accumulated Value			10,000			10,086			10,142			10,091				10,169			10,259			10,314			10,305			10,288			10,312			10,359			10,443			10,596			10,761			10,847			10,897			10,903			11,211			11,283			11,350			11,298			11,339			11,353			11,290			11,000			10,859			10,711			10,810	11,005	10,991	11,069	11,412	11,516	11,629	11,985	12,002	12,197	12,383	12,546	12,677	12,719
C000063513
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional
Accumulated Value			10,000			10,233			11,023			12,115				12,387			12,558			12,891			13,144			13,019			13,776			14,422			11,732			13,237			13,417			13,708			14,451			9,966			10,979			11,284			14,626			16,647			17,527			17,330			19,351			18,172			16,302			15,487			16,861	17,580	18,415	17,528	19,699	20,438	20,092	22,029	21,549	19,695	20,516	20,997	20,744	21,815
C000091259
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional Plus
Accumulated Value			10,000			10,241			11,034			12,134				12,415			12,590			12,936			13,198			13,078			13,848			14,503			11,807			13,327			13,511			13,812			14,575			10,055			11,085			11,401			14,781			16,828			17,729			17,541			19,599			18,413			16,533			15,713			17,120	17,857	18,718	17,824	20,037	20,804	20,461	22,446	21,968	20,090	20,936	21,445	21,196	22,299
C000195178
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional
Accumulated Value	$ 10,000				$ 10,360			$ 11,006			$ 8,022			$ 9,354				$ 9,894			$ 12,368			$ 13,850			$ 14,601			$ 14,742			$ 16,461			$ 15,454			$ 13,876			$ 13,119			$ 14,204			$ 14,458			$ 15,208			$ 14,627			$ 16,380			$ 17,415			$ 17,066			$ 18,397			$ 17,974			$ 16,612			$ 16,876		$ 17,404			$ 16,992			$ 16,866
C000195179
Account Value [Line Items]
Line Graph and Table Measure Name															Institutional Plus
Accumulated Value		$ 10,000		$ 10,370			$ 11,024			$ 8,037			$ 9,380				$ 9,932			$ 12,426			$ 13,923			$ 14,676			$ 14,837			$ 16,582			$ 15,562			$ 13,969			$ 13,210			$ 14,298			$ 14,552			$ 15,315			$ 14,722			$ 16,495			$ 17,537			$ 17,186			$ 18,525			$ 18,113			$ 16,740			$ 16,996				$ 17,538			$ 17,129			$ 16,989
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000 Index
Accumulated Value			10,000			10,263			10,714			11,165				11,807			12,163			12,719			13,525			13,438			13,960			14,955			12,816			14,616			15,214			15,391			16,791			13,282			16,207			17,700			20,298			21,587			23,365			23,342			25,507			24,161			20,126			19,227			20,608	22,088	23,940	23,161	25,957	28,558	29,476	31,313	32,137	30,620	33,985	36,764	37,647	36,157
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000 Index
Accumulated Value			10,000			10,263			10,714			11,165				11,807			12,163			12,719			13,525			13,438			13,960			14,955			12,816			14,616			15,214			15,391			16,791			13,282			16,207			17,700			20,298			21,587			23,365			23,342			25,507			24,161			20,126			19,227			20,608	22,088	23,940	23,161	25,957	28,558	29,476	31,313	32,137	30,620	33,985	36,764	37,647	36,157
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000			10,221			10,268			9,963				10,044			10,189			10,276			10,316			10,165			10,149			10,151			10,317			10,620			10,947			11,196			11,216			11,569			11,904			11,978			12,058			11,651			11,864			11,871			11,872			11,168			10,643			10,138			10,327	10,633	10,544	10,203	10,898	10,814	10,821	11,383	11,035	11,342	11,478	11,711	11,840	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000			10,221			10,268			9,963				10,044			10,189			10,276			10,316			10,165			10,149			10,151			10,317			10,620			10,947			11,196			11,216			11,569			11,904			11,978			12,058			11,651			11,864			11,871			11,872			11,168			10,643			10,138			10,327	10,633	10,544	10,203	10,898	10,814	10,821	11,383	11,035	11,342	11,478	11,711	11,840	11,835
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg Municipal Bond Index
Accumulated Value			10,000			10,261			10,230			9,860				10,015			10,211			10,320			10,397			10,282			10,371			10,356			10,530			10,835			11,067			11,241			11,324			11,252			11,559			11,701			11,914			11,872			12,041			12,009			12,095			11,342			11,008			10,627			11,064	11,371	11,359	10,911	11,772	11,726	11,724	12,042	11,896	11,869	11,855	12,210	12,401	12,379
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000			10,221			10,268			9,963				10,044			10,189			10,276			10,316			10,165			10,149			10,151			10,317			10,620			10,947			11,196			11,216			11,569			11,904			11,978			12,058			11,651			11,864			11,871			11,872			11,168			10,643			10,138			10,327	10,633	10,544	10,203	10,898	10,814	10,821	11,383	11,035	11,342	11,478	11,711	11,840	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000			10,221			10,268			9,963				10,044			10,189			10,276			10,316			10,165			10,149			10,151			10,317			10,620			10,947			11,196			11,216			11,569			11,904			11,978			12,058			11,651			11,864			11,871			11,872			11,168			10,643			10,138			10,327	10,633	10,544	10,203	10,898	10,814	10,821	11,383	11,035	11,342	11,478	11,711	11,840	11,835
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			10,379			11,318			12,318				12,622			12,933			13,666			14,122			14,110			15,204			15,748			12,567			14,399			14,701			14,348			15,774			10,945			13,727			14,404			18,923			21,326			22,241			21,272			21,727			20,092			16,637			16,273			17,287	17,760	18,685	17,726	20,213	21,260	20,564	22,470	22,546	20,409	22,143	24,888	25,433	25,659
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			10,379			11,318			12,318				12,622			12,933			13,666			14,122			14,110			15,204			15,748			12,567			14,399			14,701			14,348			15,774			10,945			13,727			14,404			18,923			21,326			22,241			21,272			21,727			20,092			16,637			16,273			17,287	17,760	18,685	17,726	20,213	21,260	20,564	22,470	22,546	20,409	22,143	24,888	25,433	25,659
Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2500 Index
Accumulated Value	10,000				10,019			10,874			7,642			9,673				10,242			13,049			14,475			15,262			14,853			15,421			14,524			12,058			11,718			12,588			13,015			13,695			13,040			14,782			15,805			15,129			16,453			16,555			15,313			16,628		18,124			18,526			18,903
Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2500 Index
Accumulated Value		10,000		9,922			10,769			7,568			9,579				10,142			12,922			14,334			15,114			14,709			15,272			14,383			11,941			11,604			12,466			12,889			13,562			12,914			14,638			15,651			14,982			16,293			16,394			15,164			16,466				17,948			18,346			18,720
Bloomberg US Intermediate Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Intermediate Government/Credit Bond Index
Accumulated Value			10,000			10,158			10,175			9,964				10,042			10,137			10,198			10,177			10,078			10,078			10,100			10,267			10,505			10,777			10,924			10,965			11,228			11,544			11,615			11,671			11,453			11,566			11,569			11,503			10,984			10,724			10,395			10,555	10,801	10,714	10,624	11,109	11,092	11,163	11,628	11,442	11,719	11,915	12,095	12,239	12,236
60% Russell 3000, 40% Barclays US Intermediate Gov/Credit
Account Value [Line Items]
Line Graph and Table Measure Name															Composite Index (60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)
Accumulated Value			10,000			10,222			10,497			10,677				11,076			11,318			11,655			12,086			11,999			12,278			12,810			11,779			12,873			13,340			13,510			14,260			12,553			14,328			15,158			16,517			17,016			17,920			17,916			18,868			17,942			15,947			15,344			16,116	16,961	17,754	17,353	18,927	20,042	20,485	21,592	21,801	21,396	22,946	24,202	24,667	24,080
Bloomberg US Intermediate Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Intermediate Government/Credit Bond Index
Accumulated Value			10,000			10,158			10,175			9,964				10,042			10,137			10,198			10,177			10,078			10,078			10,100			10,267			10,505			10,777			10,924			10,965			11,228			11,544			11,615			11,671			11,453			11,566			11,569			11,503			10,984			10,724			10,395			10,555	10,801	10,714	10,624	11,109	11,092	11,163	11,628	11,442	11,719	11,915	12,095	12,239	12,236
60% Russell 3000, 40% Barclays US Intermediate Gov/Credit
Account Value [Line Items]
Line Graph and Table Measure Name															Composite Index (60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)
Accumulated Value			10,000			10,222			10,497			10,677				11,076			11,318			11,655			12,086			11,999			12,278			12,810			11,779			12,873			13,340			13,510			14,260			12,553			14,328			15,158			16,517			17,016			17,920			17,916			18,868			17,942			15,947			15,344			16,116	16,961	17,754	17,353	18,927	20,042	20,485	21,592	21,801	21,396	22,946	24,202	24,667	24,080
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg 1-15 Year Municipal Blend Index (1-17)
Accumulated Value			10,000			10,190			10,170			9,857				10,010			10,174			10,268			10,284			10,191			10,277			10,270			10,446			10,709			10,906			11,030			11,119			11,064			11,362			11,492			11,645			11,607			11,712			11,701			11,746			11,119			10,947			10,664			11,047	11,298	11,251	10,931	11,628	11,594	11,554	11,856	11,730	11,776	11,859	12,166	12,338	12,304
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value			10,000			10,067			10,069			10,030				10,071			10,102			10,136			10,115			10,095			10,123			10,157			10,277			10,401			10,555			10,628			10,691			10,871			10,999			11,024			11,047			11,043			11,047			11,057			10,995			10,721			10,654			10,496			10,590	10,750	10,710	10,788	11,078	11,125	11,231	11,563	11,561	11,749	11,898	12,040	12,179	12,213
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value			10,000			10,067			10,069			10,030				10,071			10,102			10,136			10,115			10,095			10,123			10,157			10,277			10,401			10,555			10,628			10,691			10,871			10,999			11,024			11,047			11,043			11,047			11,057			10,995			10,721			10,654			10,496			10,590	10,750	10,710	10,788	11,078	11,125	11,231	11,563	11,561	11,749	11,898	12,040	12,179	12,213
Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value			10,000			10,431			11,355			12,954				12,937			13,023			13,689			13,969			13,600			14,729			14,966			12,172			13,624			13,811			13,732			14,898			9,585			11,397			11,688			15,588			18,888			19,749			19,160			19,995			19,515			16,534			15,772			17,099	16,987	17,527	17,008	19,603	20,172	19,437	21,410	21,182	19,542	20,513	23,098	23,850	25,032
Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value			$ 10,000			$ 10,431			$ 11,355			$ 12,954				$ 12,937			$ 13,023			$ 13,689			$ 13,969			$ 13,600			$ 14,729			$ 14,966			$ 12,172			$ 13,624			$ 13,811			$ 13,732			$ 14,898			$ 9,585			$ 11,397			$ 11,688			$ 15,588			$ 18,888			$ 19,749			$ 19,160			$ 19,995			$ 19,515			$ 16,534			$ 15,772			$ 17,099	$ 16,987	$ 17,527	$ 17,008	$ 19,603	$ 20,172	$ 19,437	$ 21,410	$ 21,182	$ 19,542	$ 20,513	$ 23,098	$ 23,850	$ 25,032
Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2500 Value Index
Accumulated Value	$ 10,000				$ 10,228			$ 10,951			$ 7,157			$ 8,631				$ 8,937			$ 11,485			$ 13,418			$ 14,089			$ 13,797			$ 14,675			$ 14,455			$ 12,230			$ 11,679			$ 12,755			$ 12,933			$ 13,498			$ 13,004			$ 14,793			$ 15,691			$ 15,016			$ 16,462			$ 16,418			$ 15,461			$ 16,588		$ 17,944			$ 18,509			$ 19,392
Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2500 Value Index
Accumulated Value		$ 10,000		$ 10,144			$ 10,861			$ 7,099			$ 8,561				$ 8,864			$ 11,391			$ 13,308			$ 13,974			$ 13,685			$ 14,555			$ 14,337			$ 12,130			$ 11,584			$ 12,651			$ 12,827			$ 13,388			$ 12,898			$ 14,673			$ 15,563			$ 14,893			$ 16,327			$ 16,284			$ 15,335			$ 16,452				$ 17,797			$ 18,358			$ 19,234